Property, Plant and Equipment	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18)
PROPERTY, PLANT AND EQUIPMENT

Particulars	Land	Building (Owned)	Buildings (Right-of-use)	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2022	839	505	23,076	13,376	857	1,776	2,552	4,549	—	47,530
Acquisitions through business combination (refer note 7 (b) and 7 (c))	—	—	202	17	11	3	—	—	—	233
Additions/adjustments	—	—	7,530	2,616	275	85	2,648	1,846	19	15,019
Disposals/adjustments	—	—	(1,585)	(1,788)	(140)	(63)	(793)	(632)	—	(5,001)
Effect of movements in foreign exchange rates	(21)	(19)	(1,825)	(1,070)	(64)	(115)	(244)	(377)	—	(3,735)
Balance as at March 31, 2023	818	486	27,398	13,151	939	1,686	4,163	5,386	19	54,046
Balance as at April 1, 2023	818	486	27,398	13,151	939	1,686	4,163	5,386	19	54,046
Acquisitions through business combination (refer note 7 (d))	—	—	109	23	4	6	—	—	—	142
Additions/adjustments	—	—	3,792	1,784	21	214	2,605	121	(19)	8,518
Disposals/adjustments	—	—	(10,407)	(2,772)	(32)	(169)	(575)	(3)	—	(13,958)
Effect of movements in foreign exchange rates	(50)	(24)	(353)	(180)	(21)	(33)	(75)	(79)	—	(815)
Balance as at March 31, 2024	768	462	20,539	12,006	911	1,704	6,118	5,425	-	47,933
Accumulated depreciation
Balance as at April 1, 2022	—	505	11,458	10,732	647	1,486	960	2,429	—	28,217
Depreciation for the year	—	—	3,220	1,363	116	132	814	451	—	6,096
Disposals/adjustments	—	—	(340)	(1,768)	(138)	(55)	(593)	(629)	—	(3,523)
Effect of movements in foreign exchange rates	—	(19)	(871)	(835)	(44)	(98)	(79)	(178)	—	(2,124)
Balance as at March 31, 2023	—	486	13,467	9,492	581	1,465	1,102	2,073	—	28,666
Balance as at April 1, 2023	—	486	13,467	9,492	581	1,465	1,102	2,073	—	28,666
Depreciation for the year	—	—	3,767	1,432	93	142	1,218	784	—	7,436
Disposals/adjustments	—	—	(10,385)	(2,661)	(32)	(169)	(408)	(2)	—	(13,657)
Effect of movements in foreign exchange rates	—	(24)	(155)	(127)	(15)	(27)	(23)	(36)	—	(407)
Balance as at March 31, 2024	—	462	6,694	8,136	627	1,411	1,889	2,819	—	22,038
Carrying amounts
As at April 1, 2022	839	—	11,618	2,644	210	290	1,592	2,120	—	19,313
As at March 31, 2023	818	—	13,931	3,659	358	221	3,061	3,313	19	25,380
As at April 1, 2023	818	—	13,931	3,659	358	221	3,061	3,313	19	25,380
As at March 31, 2024	768	—	13,845	3,870	284	293	4,229	2,606	—	25,895

Note: The Company has pledged certain property, plant and equipment against bank loans and various credit facilities (refer note 28).